UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing             New York, New York           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:   $55,321
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number            Name

(1) 028-10548                   SLS Offshore Fund, Ltd.
(2) 028-13248                   SLS Investors, LP


                                                     FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC
                                                         September 30, 2008


COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7      COLUMN 8

                              TITLE OF                    VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE    SHARED NONE

AMERICAN EAGLE OUTFITTERS NE  COM              02553E106  1,562      166,905  SH       SHARED-DEFINED  (1),(2)    166,905
BALLY TECHNOLOGIES INC        COM              05874B107  3,104      129,191  SH       SHARED-DEFINED  (1),(2)    129,191
E M C CORP MASS               COM              268648102  8,238      786,804  SH       SHARED-DEFINED  (1),(2)    786,804
FLEETWOOD ENTERPRISES INC     COM              339099103    329    3,291,387  SH       SHARED-DEFINED  (1),(2)  3,291,387
FORD MTR CO DEL               COM PAR $0.01    345370860  2,350    1,026,170  SH       SHARED-DEFINED  (1),(2)  1,026,170
FORD MTR CO DEL               NOTE 4.250%12/1  345370CF5  1,484    5,608,000 PRN       SHARED-DEFINED  (1),(2)  5,608,000
FRANKLIN RES INC              COM              354613101    606        9,500  SH       SHARED-DEFINED  (1),(2)      9,500
GAP INC DEL                   COM              364760108  6,769      505,520  SH       SHARED-DEFINED  (1),(2)    505,520
GREAT ATLANTIC & PAC TEA INC  COM              390064103  3,344      533,339  SH       SHARED-DEFINED  (1),(2)    533,339
HERBALIFE LTD                 COM USD SHS      G4412G101  3,214      148,232  SH       SHARED-DEFINED  (1),(2)    148,232
HEWITT ASSOCS INC             COM              42822Q100  7,292      256,942  SH       SHARED-DEFINED  (1),(2)    256,942
LEGG MASON INC                COM              524901105  1,052       48,000  SH       SHARED-DEFINED  (1),(2)     48,000
MACYS INC                     COM              55616P104  8,122      784,754  SH       SHARED-DEFINED  (1),(2)    784,754
NCR CORP NEW                  SHS              62886E108  5,422      383,454  SH       SHARED-DEFINED  (1),(2)    383,454
TRANSOCEAN INC NEW            COM              G90073100  2,433       51,500  SH       SHARED-DEFINED  (1),(2)     51,500


SK 25158 0004 961545